Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Discontinued Operations

2. Discontinued Operations

The Company, upon Board approval on September 15, 2022, discontinued (i.e., the “discontinued operations”) the Parade print business (“Parade Print”) that was acquired on April 1, 2022 (as part of the Parade acquisition, as further described below in Note 3), on November 13, 2022 (the last date of any obligation to deliver issues of Parade Print).

The table below sets forth the loss from discontinued operations for the period from April 1, 2022 to September 30, 2022:

Revenue	$20,753
Cost of revenue	16,940
Gross profit	3,813
Operating expense:
Selling and marketing	3,504
General and administrative	1,484
Loss on impairment of assets	$209
Total operating expenses	5,197
Loss from discontinued operations	(1,384)
Income tax benefit	55
Net loss from discontinued operations	$(1,329)

The discontinued operations of Parade Print also included Relish and Spry Living print products that were acquired as part of the Parade acquisition. Further information is provided under the heading Supplemental Pro Forma Information in Note 3 and Note 16.

During the three and nine months ended September 30, 2022, the Company recorded depreciation and amortization of $0 and $0, respectively; and operating and investing noncash items of $209 and $209, respectively, as part of the discontinued operations.

3. Discontinued Operations

The Company, upon Board approval on September 15, 2022, discontinued (i.e., the “discontinued operations”) the Parade print business (“Parade Print”) that was acquired on April 1, 2022 (as part of the Parade acquisition, as further described below in Note 4), on November 13, 2022 (the last date of any obligation to deliver issues of Parade Print).

The table below sets forth the loss from discontinued operations for the period from April 1, 2022 to December 31, 2022:

Revenue	$26,817
Cost of revenue	23,015
Gross profit	3,802
Operating expense
Selling and marketing	5,396
General and administrative	1,722
Loss on impairment of assets	209
Total operating expenses	7,327
Loss from discontinued operations	(3,525)
Income tax benefit	55
Net loss from discontinued operations	$(3,470)

The discontinued operations of Parade Print also included Relish and Spry Living print products that were acquired as part of the Parade acquisition. An existing purchase commitment for paper used in the production of Parade Print has been recognized as part of the discontinued operations. During the year ended December 31, 2022, as part of the discontinued operations, the Company recognized $750 of severance and related commissions for certain employees, where it identified a number of Parade employees who were primarily focused on Parade Print that departed in a one-time restructuring.

During the year ended December 31, 2022, the Company recorded depreciation and amortization of $0; and operating and investing noncash items of $209 and $0, respectively, as part of the discontinued operations.